Paul Hastings LLP

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San Francisco, CA 94105-3441

telephone (415) 856-7000

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www.paulhastings.com

July 27, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan West Funds - File Nos. 333-18737 and 811-07989

Ladies and Gentlemen:

We are counsel to the Metropolitan West Funds (the “Registrant”). Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 59 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed on July 25, 2018 (SEC Accession No. 0001193125-18-225954).

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP